FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

The tables below present the recorded amount of assets as of December 31, 2012 and December 31, 2011 measured at fair value on a recurring basis.

	December 31, 2012
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available for sale securities
Asset-backed securities issued by GSEs
CMOs	$42,655,799	$-	$42,655,799	$-
MBS	231,386	-	231,386	-
Corporate equity securities	37,332	-	37,332	-
Bond mutual funds	4,281,146	-	4,281,146	-
Total available for sale securities	$47,205,663	$-	$47,205,663	$-

	December 31, 2011
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available for sale securities
Asset-backed securities issued by GSEs
CMOs	$35,062,072	$-	$35,062,072	$-
MBS	2,648,043	-	2,648,043	-
Corporate equity securities	37,262	-	37,262	-
Bond mutual funds	4,080,235	-	4,080,235	-
Total available for sale securities	$41,827,612	$-	$41,827,612	$-

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]

Assets measured at fair value on a nonrecurring basis as of December 31, 2012 and December 31, 2011 are included in the tables below.

	December 31, 2012
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Loans with impairment
Commercial real estate	$2,028,534	$-	$2,028,534	$-
Residential first mortgage	602,290	-	602,290	-
Commercial loans	94,355	-	94,355	-
Total loans with impairment	$2,725,179	$-	$2,725,179	$-

Other real estate owned	$6,891,353	$-	$6,891,353	$-

	December 31, 2011
Description of Asset	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Loans with impairment
Commercial real estate	$1,170,467	$-	$1,170,467	$-
Construction and land development	1,313,550	-	1,313,550	-
Residential first mortgage	505,206	-	505,206	-
Commercial loans	5,110,241	-	5,110,241	-
Total loans with impairment	$8,099,464	$-	$8,099,464	$-

Other real estate owned	$5,028,513	$-	$5,028,513	$-